RISK MANAGEMENT (Details 6) - Regulatory Risk [Member] - Banking Book [Member]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EstimatedLimitForMarketRiskLineItems [Line Items]
Short-term exposure to interest rate risk (STE)	45.00%	51.80%	60.60%
Long-term exposure to interest rate risk (LTE)	43.20%	60.10%	13.80%